Offerings - Offering: 1	May 07, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.625 per share
Amount Registered | shares	1,300,000
Proposed Maximum Offering Price per Unit	185.92
Maximum Aggregate Offering Price	$ 241,696,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 33,378.22
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement shall also cover any additional shares of the registrant's common stock, par value $0.625 per share ("Common Stock"), that become issuable by reason of any stock dividend, stock split, recapitalization or similar transaction. Amount Registered represents an additional 1,300,000 shares of Common Stock available for future issuance under the GATX Corporation Amended and Restated 2012 Incentive Award Plan. Proposed Maximum Offering Price Per Unit is estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and 457(h) of the Securities Act and based upon the average of the high and low prices of the Registrant's Common Stock as reported on The New York Stock Exchange on May 7, 2026.